Commitments and Contingencies - Schedule of Contractual Amount of Off-Balance-Sheet Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total	$ 423,701	$ 447,618
Commitments to extend credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total	335,244	305,811
Standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total	$ 88,457	$ 141,807